Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 1,614,933	$ 614,753
Restricted cash		711,026
Accounts receivable, net	1,653,238	1,868,931
Other receivables	1,741,176	50,465
Due from related parties	5,714,741	4,966,733
Digital assets	30,441,133
Inventories	467,230	755,284
Prepaid expenses and other current assets	786,376	666,673
Total Current Assets	42,418,827	9,633,865
Property and equipment, net	301,531	456,751
Investments at fair value	1,381,666	28,698
Investments in joint venture	366	379
Goodwill	8,338,547	11,425,148
Intangible assets, net	11,913,096	15,250,751
Deferred tax asset	1,332
Other receivables	758,025	770,994
Due from related parties		5,628,298
Other non-current assets	35,941,961	18,889
Total Non-Current Assets	58,636,524	33,579,908
Total Assets	101,055,351	43,213,773
Current Liabilities
Accounts payable	3,285,495	4,406,850
Accrued expenses and other current liabilities	2,066,930	2,419,205
Contract Liability	1,731,378	2,750,137
Income tax payable	254,434	174,738
Due to related parties	4,001,091	4,907,181
Loans payable - current portion	229,815	2,467,656
Short term debt	40,000	122,415
Total Current Liabilities	11,609,143	17,248,182
Due to related parties	1,789	1,820
Loans payable – non-current portion	10,033,989	254,455
Deferred tax liability		2,280,323
Contingent liabilities		3,714,000
Total Non Current Liabilities	10,035,778	6,250,598
Total Liabilities	21,644,921	23,498,780
Stockholders’ Equity
Contributed capital	166,301,870	81,617,864
Reserves	(8,508,313)	(8,459,565)
Accumulated deficit	(84,014,856)	(59,132,781)
Capital and reserves attributable to owners of Genius Group Limited	73,778,701	14,025,518
Non-controlling interest	5,631,729	5,689,475
Total Stockholders’ Equity	79,410,430	19,714,993
Total Liabilities and Stockholders’ Equity	$ 101,055,351	$ 43,213,773